Segmental analysis - Schedule of geographical analysis of non-current assets (Details) - GBP (£) £ in Millions	Sep. 30, 2024	Mar. 31, 2024
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	£ 83,706	£ 84,335
Pension assets	2,478	2,407
Financial and other investments	795	880
Derivative financial assets	413	324
Total non-current assets	87,392	87,946
UK
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	40,738	40,065
US
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	£ 42,968	£ 44,270